Document and Entity Information	12 Months Ended
Feb. 01, 2025
Cover [Abstract]
Document Type	DEF 14A
Amendment Flag	false
Entity Registrant Name	DESTINATION XL GROUP, INC.
Entity Central Index Key	0000813298